LOANS AND OTHER FINANCING - Withdrawal of financial assets from its balance sheet (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LOANS AND OTHER FINANCING
Contractual amounts pending of collection of such withdrawn assets	$ 54,941,731	$ 18,524,763
Balance at the beginning of the year	18,524,763	26,040,139
Additions	55,359,037	16,216,229
Disposals	(10,483,307)	(7,158,106)
Cash collection	(5,849,652)	(4,678,178)
Portfolio sales	(1,257,310)	(613,618)
Condonation	(3,376,345)	(1,866,310)
Exchange differences and other movements	(8,458,763)	(16,573,499)
Gross carrying amount	$ 54,941,730	$ 18,524,763